Other Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Accounts Receivable [Line Items]
Government institutions	$ 55	$ 30
Prepaid expenses	100	254
Receivables, Net, Current	$ 155	$ 284